UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced Small Cap Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced Small Cap Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 12/31/05

Item 1 - Report to Stockholders

Master Enhanced Small Cap Series

Annual Report, December 31, 2005

A Discussion With Your Fund's Portfolio Manager

Amid a volatile environment for small cap equities, Master Enhanced Small Cap Series trailed the return of the S&P SmallCap 600 Index for the year.

How did the portfolio perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended December 31, 2005, the Master Enhanced Small Cap Series had a net total return of +7.45% (master level). For the same period, the unmanaged Standard & Poor's (S&P) SmallCap 600 Index returned +7.68%. During the period, the outperformance of our stock substitution strategies was outweighed by the negative performance of our quantitative stock selection strategies.

The U.S. equity markets exhibited substantial volatility over the 12-month period, moving sideways for much of the year. The period got off to a rough start after a very strong fourth quarter of 2004. Economically sensitive and small-capitalization stocks fared the worst out of the gate. January 2005 was characterized by mixed economic data, higher interest rates, disappointing corporate earnings reports and climbing oil prices. In February, the market reversed course and performed well, even as productivity growth slowed and oil prices continued to climb. By March, however, stock prices resumed their downward slide, hurt by a combination of a worse-than-expected trade deficit, mixed economic news, continued high oil prices and rising interest rates.

In April, retail sales, payroll data, and consumer and business sentiment weakened. For most of the month, equity markets were dogged by continuing inflationary concerns, particularly as the price of oil climbed above $57 per barrel. The month closed with the release of March data indicating a particularly large jump in the Consumer Price Index, which worried investors concerned about the prospect of higher interest rates. May brought the announcement of slower-than-expected economic growth (with 3.1% gross domestic product growth in the first quarter). But despite concerns about slower economic activity, decelerating corporate profit growth and high oil prices, first-quarter earnings reports remained strong, leading to a stock market rally. June, however, brought a slowdown in the equity market as further worries about a slower economy dampened markets.

July was an impressive month for equity performance. The market was able to overcome the drag provided by a strong dollar, higher energy prices and a major terrorist attack in London. That attack caused an immediate 4% drop in the S&P 500 Index. However, investors quickly rebounded, and the market losses were recovered only one day later. August brought another reversal, as higher oil prices continued to engender fears of economic weakness. In the aftermath of Hurricane Katrina, the price of oil reached $70 per barrel. The market turned slightly positive in September as improved profits in the energy sector offset weakness in the retail, transportation, tourism and insurance sectors.

Stock prices slid again in October amid continued signs of a slower economy and renewed concerns about inflation. Despite economic growth of 4.1% for the third quarter of 2005, short-term interest rates rose, oil prices remained historically high and consumer confidence declined.

In November, equities were resilient in the face of further interest rate hikes, high energy prices and the strength of the U.S. dollar, which cut into the profits of domestic companies that do business internationally. Stock values rebounded as companies' strong productivity and high profit margins led to solid earnings growth, and as oil prices fell to the mid-$50 per barrel range. After nearly six weeks of stock market gains, equity performance was uninspiring in December, with thin trading volumes causing volatile movements in stock prices. Compounding the mixed results and leaving investors uncertain about the direction of the economy in 2006 was the fact that the yield curve inverted between the two-year and 10-year sectors at the end of December. That is, 10-year bond yields fell below two-year yields. Such inversions are historically a harbinger of an economic downturn.

For the full 12-month period, small cap stocks, as measured by the S&P SmallCap 600 Index, lagged the +12.56% return of the S&P MidCap 400 Index but outpaced the +4.91% return of the large-cap S&P 500 Index.

As expected, interest rates moved considerably during the period as the yield curve flattened. The Federal Reserve Board continued its "measured" pace of monetary tightening by raising the federal funds rate in 25 basis point increments eight times in 2005. This brought the target short-term interest rate to 4.25% by year-end.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the S&P SmallCap 600 Index, we purchased and sold securities to maintain the portfolio's objective of tracking the risks and return of the benchmark.

During the year, the Index made the transition to a "free-float" or "float-adjusted" methodology for calculating market capitalization. The transition occurred in two phases taking place in March and then in September. With the change, only the shares of company stock that are readily available in the public market are used to calculate a company's market capitalization. Float adjustment excludes shares that are closely held by other publicly traded companies, control groups (majority shareholders retaining their majority) or government agencies. Accordingly, the number of shares used to make index calculations reflect only those shares that actually are available to investors, not all of a company's outstanding shares. The value of a float-adjusted index more accurately reflects the combined market value of companies available for public trading. To maintain a tight tracking to the benchmark, we adjusted the portfolio to be in line with the revised composition of the Index.

We continued to use our quantitative stock selection and stock substitution strategies in an effort to generate returns above those offered by the Index. The goal of our stock selection process is to use quantitative techniques to determine whether a stock might outperform or underperform the market. We analyze each security by using quantitative screens that provide signals that ultimately inform our investment decisions. These signals may include earnings quality, valuations, earnings surprises, equity issuance, short interest and price momentum factors, among others.

We also apply stock substitution strategies opportunistically as a value-added trading strategy. Our goal is to take advantage of temporary price strength in a security that might result from a corporate acquisition, corporate restructuring or index composition change. We also might employ convertible bond substitution when opportunities exist, taking a position in a company's convertible securities -- bonds that can be exchanged for shares of stock, in certain situations -- as a cheaper alternative to buying its equity shares.

In November, we removed the portfolio's earnings surprise/earnings estimate revision and positive price momentum signals, and instead established our turn-of-the-year positions, which we intend to maintain through the first half of January. The earnings surprise/earnings estimate revision signal will remain off until the second quarter of 2006.

How would you characterize the portfolio's position at the close of the period?

We believe the portfolio remains positioned to match the risk characteristics of its benchmark, regardless of the direction the market takes.

Vincent J. Costa, CFA
Vice President and Portfolio Manager

January 23, 2006

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2005

                                                Shares
Industry                                          Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.9%                      11,200  AAR Corp. (d)                                        $    268,240
                                                 3,700  Armor Holdings, Inc. (d)                                  157,805
                                                10,250  Ceradyne, Inc. (d)                                        448,950
                                                 8,900  Curtiss-Wright Corp.                                      485,940
                                                10,300  DRS Technologies, Inc.                                    529,626
                                                15,825  Engineered Support Systems, Inc.                          658,953
                                                 9,100  Esterline Technologies Corp. (d)                          338,429
                                                12,600  GenCorp, Inc. (d)                                         223,650
                                                 9,400  Kaman Corp. Class A                                       185,086
                                                14,125  Moog, Inc. Class A (d)                                    400,868
                                                15,600  Teledyne Technologies, Inc. (d)                           453,960
                                                 8,000  Triumph Group, Inc. (d)                                   292,880
                                                                                                             ------------
                                                                                                                4,444,387
-------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.5%                  13,100  EGL, Inc. (d)                                             492,167
                                                13,000  Forward Air Corp.                                         476,450
                                                 8,400  HUB Group, Inc. Class A (d)                               296,940
                                                                                                             ------------
                                                                                                                1,265,557
-------------------------------------------------------------------------------------------------------------------------
Airlines - 0.5%                                 11,900  Mesa Air Group, Inc. (d)                                  124,474
                                                34,500  Skywest, Inc.                                             926,670
                                                                                                             ------------
                                                                                                                1,051,144
-------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                           7,800  Drew Industries, Inc. (d)                                 219,882
                                                 5,400  Midas, Inc. (d)                                            99,144
                                                 1,100  Standard Motor Products, Inc.                              10,153
                                                 6,700  Superior Industries International, Inc.                   149,142
                                                                                                             ------------
                                                                                                                  478,321
-------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                               2,100  Coachmen Industries, Inc.                                  24,801
                                                 7,000  Fleetwood Enterprises, Inc. (d)                            86,450
                                                12,300  Monaco Coach Corp.                                        163,590
                                                 4,200  Winnebago Industries, Inc.                                139,776
                                                                                                             ------------
                                                                                                                  414,617
-------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                                 4,600  Hansen Natural Corp. (d)                                  365,700
-------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.5%                             4,500  Abgenix, Inc. (d)                                          96,795
                                                 9,000  Arqule, Inc. (d)                                           55,080
                                                 8,200  Cambrex Corp.                                             153,914
                                                13,590  Chiron Corp. (d)                                          604,211
                                                 8,426  Enzo Biochem, Inc. (d)                                    104,651
                                                24,900  Savient Pharmaceuticals, Inc. (d)                          93,126
                                                                                                             ------------
                                                                                                                1,107,777
-------------------------------------------------------------------------------------------------------------------------
Building Products - 1.2%                         8,100  Apogee Enterprises, Inc.                                  131,382
                                                15,300  ElkCorp                                                   514,998
                                                23,500  Griffon Corp. (d)                                         559,535
                                                21,200  Lennox International, Inc.                                597,840
                                                 7,300  NCI Building Systems, Inc. (d)                            310,104
                                                 6,000  Simpson Manufacturing Co., Inc.                           218,100
                                                 7,700  Universal Forest Products, Inc.                           425,425
                                                                                                             ------------
                                                                                                                2,757,384
-------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.5%                          23,600  Investment Technology Group, Inc. (d)                     836,384
                                                 8,200  Piper Jaffray Cos. (d)                                    331,280
                                                 4,100  SWS Group, Inc.                                            85,854
                                                                                                             ------------
                                                                                                                1,253,518
-------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.1%                                 9,700  Arch Chemicals, Inc.                                      290,030
                                                14,000  Georgia Gulf Corp.                                        425,880
                                                23,700  H.B. Fuller Co.                                           760,059

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2005

                                                Shares
Industry                                          Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------
                                                 9,100  MacDermid, Inc.                                      $    253,890
                                                 2,200  Material Sciences Corp. (d)                                31,020
                                                 9,400  OM Group, Inc. (d)                                        176,344
                                                 8,900  Omnova Solutions, Inc. (d)                                 42,720
                                                 3,700  Penford Corp.                                              45,140
                                                29,600  PolyOne Corp. (d)                                         190,328
                                                   800  Quaker Chemical Corp.                                      15,384
                                                 9,600  Schulman A, Inc.                                          206,592
                                                 8,900  Wellman, Inc.                                              60,342
                                                                                                             ------------
                                                                                                                2,497,729
-------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.7%                         11,300  Boston Private Financial Holdings, Inc.                   343,746
                                                25,300  Brookline Bancorp, Inc.                                   358,501
                                                10,900  Central Pacific Financial Corp.                           391,528
                                                17,200  Chittenden Corp.                                          478,332
                                                10,100  Community Bank System, Inc.                               227,755
                                                24,100  East-West Bancorp, Inc.                                   879,409
                                                33,400  First BanCorp.                                            414,494
                                                10,000  First Financial Bancorp                                   175,200
                                                17,500  First Midwest Bancorp, Inc.                               613,550
                                                 7,900  First Republic Bank                                       292,379
                                                12,700  Glacier Bancorp, Inc.                                     381,635
                                                15,900  Gold Banc Corp., Inc.                                     289,698
                                                18,700  Hudson United Bancorp                                     779,416
                                                 3,300  Irwin Financial Corp.                                      70,686
                                                 8,100  Nara Bancorp, Inc.                                        144,018
                                                 1,000  PrivateBancorp, Inc.                                       35,570
                                                 8,700  Prosperity Bancshares, Inc.                               250,038
                                                12,000  Provident Bankshares Corp.                                405,240
                                                27,660  Republic Bancorp, Inc.                                    329,154
                                                20,000  The South Financial Group, Inc.                           550,800
                                                12,115  Sterling Financial Corp.                                  302,633
                                                17,100  Susquehanna Bancshares, Inc.                              404,928
                                                 4,000  TrustCo Bank Corp. NY                                      49,680
                                                35,000  UCBH Holdings, Inc.                                       625,800
                                                16,052  Umpqua Holdings Corp.                                     457,964
                                                13,600  United Bankshares, Inc.                                   479,264
                                                25,300  Whitney Holding Corp.                                     697,268
                                                 8,700  Wintrust Financial Corp.                                  477,630
                                                                                                             ------------
                                                                                                               10,906,316
-------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 3.3%           13,500  ABM Industries, Inc.                                      263,925
                                                 3,900   Administaff, Inc.                                        163,995
                                                 6,600  Angelica Corp.                                            109,164
                                                18,800  Brady Corp.                                               680,184
                                                 9,700  Coinstar, Inc. (d)                                        221,451
                                                11,800  Consolidated Graphics, Inc. (d)                           558,612
                                                 7,400  G&K Services, Inc. Class A                                290,450
                                                 6,300  Heidrick & Struggles International, Inc. (d)              201,915
                                                13,200  John H. Harland Co.                                       496,320
                                                32,600  Labor Ready, Inc. (d)                                     678,732
                                                16,000  NCO Group, Inc. (d)                                       270,720
                                                 9,300  On Assignment, Inc. (d)                                   101,463
                                                 7,000  Portfolio Recovery Associates, Inc. (d)                   325,080
                                                 8,200  School Specialty, Inc. (d)                                298,808
                                                 6,400  Sourcecorp (d)                                            153,472

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2005

                                                Shares
Industry                                          Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------
                                                24,800  Spherion Corp. (d)                                   $    248,248
                                                41,500  Tetra Tech, Inc. (d)                                      650,305
                                                20,700  United Stationers, Inc. (d)                             1,003,950
                                                 7,300  Viad Corp.                                                214,109
                                                 3,300  Volt Information Sciences, Inc. (d)                        62,766
                                                 8,850  Waste Connections, Inc. (d)                               304,971
                                                15,400  Watson Wyatt Worldwide, Inc.                              429,660
                                                                                                             ------------
                                                                                                                7,728,300
-------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.4%                      1  Andrew Corp. (d)                                               11
                                                 7,800  Audiovox Corp. Class A (d)                                108,108
                                                10,800  Bel Fuse, Inc.                                            343,440
                                                16,200  Belden CDT, Inc.                                          395,766
                                                14,100  Black Box Corp.                                           668,058
                                                 5,600  Blue Coat Systems, Inc. (d)                               256,032
                                                 6,900  Comtech Telecommunications Corp. (d)                      210,726
                                                 4,900  Digi International, Inc. (d)                               51,401
                                                13,100  Ditech Communications Corp. (d)                           109,385
                                                11,800  Enterasys Networks, Inc. (d)                              156,704
                                                 6,900  Inter-Tel, Inc.                                           135,033
                                                11,600  Netgear, Inc. (d)                                         223,300
                                                 2,900  Network Equipment Technologies, Inc. (d)                   12,760
                                                 5,110  Scientific-Atlanta, Inc.                                  220,088
                                                19,000  Symmetricom, Inc. (d)                                     160,930
                                                21,300  Tollgrade Communications, Inc. (d)                        232,809
                                                                                                             ------------
                                                                                                                3,284,551
-------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.1%                  46,100  Adaptec, Inc. (d)                                         268,302
                                                17,833  Avid Technology, Inc. (d)                                 976,535
                                                10,500  Hutchinson Technology, Inc. (d)                           298,725
                                                11,200  Komag, Inc. (d)                                           388,192
                                                12,300  Novatel Wireless, Inc. (d)                                148,953
                                                 2,200  SBS Technologies, Inc. (d)                                 22,154
                                                18,200  Synaptics, Inc. (d)                                       449,904
                                                                                                             ------------
                                                                                                                2,552,765
-------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.7%                6,400  EMCOR Group, Inc. (d)                                     432,192
                                                 8,900  Insituform Technologies, Inc. Class A (d)                 172,393
                                                23,500  The Shaw Group, Inc. (d)                                  683,615
                                                 8,800  URS Corp. (d)                                             330,968
                                                                                                             ------------
                                                                                                                1,619,168
-------------------------------------------------------------------------------------------------------------------------
Construction Materials - 1.2%                   27,425  Florida Rock Industries, Inc.                           1,345,470
                                                23,800  Headwaters, Inc. (d)                                      843,472
                                                11,300  Texas Industries, Inc.                                    563,192
                                                                                                             ------------
                                                                                                                2,752,134
-------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.3%                            708  Capital One Financial Corp.                                61,171
                                                24,100  Cash America International, Inc.                          558,879
                                                 4,100  Collegiate Funding Services LLC (d)                        80,975
                                                                                                             ------------
                                                                                                                  701,025
-------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.5%                   14,200  Aptargroup, Inc.                                          741,240
                                                 7,400  Caraustar Industries, Inc. (d)                             64,306
                                                10,140  Myers Industries, Inc.                                    147,841
                                                12,900  Rock-Tenn Co. Class A                                     176,085
                                                                                                             ------------
                                                                                                                1,129,472
-------------------------------------------------------------------------------------------------------------------------
Distributors - 0.4%                             11,000  Brightpoint, Inc. (d)                                     305,030
                                                 9,000  Building Material Holding Corp.                           613,890
                                                                                                             ------------
                                                                                                                  918,920
-------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2005

                                                Shares
Industry                                          Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%             3,900  CPI Corp.                                            $     72,969
                                                 3,900  Vertrue, Inc. (d)                                         137,787
                                                                                                             ------------
                                                                                                                  210,756
-------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%            5,800  Financial Federal Corp.                                   257,810
-------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                       31  Commonwealth Telephone Enterprises, Inc.                    1,047
Services - 0.2%                                 14,400  General Communication Inc. Class A (d)                    148,752
                                                 6,000  PanAmSat Holding Corp.                                    147,000
                                                14,065  Teleglobe Intl Holdings Ltd. (d)                           62,027
                                                                                                             ------------
                                                                                                                  358,826
-------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.7%                        4,566  Allete, Inc.                                              200,904
                                                   900  Central Vermont Public Service Corp.                       16,209
                                                18,100  Cleco Corp.                                               377,385
                                                19,600  El Paso Electric Co. (d)                                  412,384
                                                 4,000  Green Mountain Power Corp.                                115,080
                                                14,300  Unisource Energy Corp.                                    446,160
                                                                                                             ------------
                                                                                                                1,568,122
-------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.6%                     18,700  AO Smith Corp.                                            656,370
                                                16,400  Acuity Brands, Inc.                                       521,520
                                                     4  American Superconductor Corp. (d)                              31
                                                16,300  Artesyn Technologies, Inc. (d)                            167,890
                                                 9,200  Baldor Electric Co.                                       235,980
                                                12,200  Magnetek, Inc. (d)                                         39,650
                                                10,300  Regal-Beloit Corp.                                        364,620
                                                37,100  Roper Industries, Inc.                                  1,465,821
                                                 5,200  Vicor Corp.                                                82,212
                                                 3,300  Woodward Governor Co.                                     283,833
                                                                                                             ------------
                                                                                                                3,817,927
-------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 3.5%       28,900  Aeroflex, Inc. (d)                                        310,675
                                                26,000   Agilysys, Inc.                                           473,720
                                                13,200  Anixter International, Inc.                               516,384
                                                 7,700  Bell Microproducts, Inc. (d)                               58,905
                                                27,900  Benchmark Electronics, Inc. (d)                           938,277
                                                11,900  CTS Corp.                                                 131,614
                                                 3,800  Checkpoint Systems, Inc. (d)                               93,670
                                                19,400  Cognex Corp.                                              583,746
                                                12,800  Coherent, Inc. (d)                                        379,904
                                                 4,400  Daktronics, Inc.                                          130,108
                                                 9,400  Electro Scientific Industries, Inc. (d)                   227,010
                                                18,900  Flir Systems, Inc. (d)                                    422,037
                                                 5,600  Gerber Scientific, Inc. (d)                                53,592
                                                 8,000  Global Imaging Systems, Inc. (d)                          277,040
                                                16,000  Itron, Inc. (d)                                           640,640
                                                 3,100  Keithley Instruments, Inc.                                 43,338
                                                 9,300  MTS Systems Corp.                                         322,152
                                                 6,800  Mercury Computer Systems, Inc. (d)                        140,284
                                                 6,000  Park Electrochemical Corp.                                155,880
                                                33,900  Paxar Corp. (d)                                           665,457
                                                 4,700  Photon Dynamics, Inc. (d)                                  85,916
                                                 6,200  Radisys Corp. (d)                                         107,508

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2005

                                                Shares
Industry                                          Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------
                                                 5,200  Rogers Corp. (d)                                     $    203,736
                                                   500  Scansource, Inc. (d)                                       27,340
                                                16,600  Technitrol, Inc.                                          283,860
                                                23,100  Trimble Navigation Ltd. (d)                               819,819
                                                                                                             ------------
                                                                                                                8,092,612
-------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.3%               4,600  Atwood Oceanics, Inc. (d)                                 358,938
                                                 7,050  CARBO Ceramics, Inc.                                      398,466
                                                30,200  Cal Dive International, Inc. (d)                        1,083,878
                                                 2,000  Dril-Quip, Inc. (d)                                        94,400
                                                 7,100  Hydril Co. (d)                                            444,460
                                                11,200  Lone Star Technologies Inc. (d)                           578,592
                                                 5,400  Lufkin Industries, Inc.                                   269,298
                                                17,600  Maverick Tube Corp. (d)                                   701,536
                                                 9,000  NS Group, Inc. (d)                                        376,290
                                                 9,600  Oceaneering International, Inc. (d)                       477,888
                                                21,400  Offshore Logistics, Inc. (d)                              624,880
                                                 3,300  SEACOR Holdings, Inc. (d)                                 224,730
                                                14,175  Tetra Technologies, Inc. (d)                              432,621
                                                18,700  Unit Corp. (d)                                          1,029,061
                                                14,300  Veritas DGC, Inc. (d)                                     507,507
                                                   400  W-H Energy Services, Inc. (d)                              13,232
                                                                                                             ------------
                                                                                                                7,615,777
-------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.9%                 18,100  Casey's General Stores, Inc.                              448,880
                                                 6,100  Great Atlantic & Pacific Tea Co. (d)                      193,858
                                                 9,500  Longs Drug Stores Corp.                                   345,705
                                                 4,000  Nash Finch Co.                                            101,920
                                                15,200  Performance Food Group Co. (d)                            431,224
                                                18,400  United Natural Foods, Inc. (d)                            485,760
                                                                                                             ------------
                                                                                                                2,007,347
-------------------------------------------------------------------------------------------------------------------------
Food Products - 1.2%                             2,100  American Italian Pasta Co. Class A                         14,280
                                                28,600  Corn Products International, Inc.                         683,254
                                                12,700  Delta & Pine Land Co.                                     292,227
                                                 7,600  Flowers Foods, Inc.                                       209,456
                                                15,200  Hain Celestial Group, Inc. (d)                            321,632
                                                 2,800  J&J Snack Foods Corp.                                     166,348
                                                12,300  Lance, Inc.                                               229,149
                                                 5,700  Peet's Coffee & Tea, Inc. (d)                             172,995
                                                12,200  Ralcorp Holdings, Inc. (d)                                486,902
                                                13,300  TreeHouse Foods, Inc. (d)                                 248,976
                                                                                                             ------------
                                                                                                                2,825,219
-------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 2.5%                            33,200  Atmos Energy Corp.                                        868,512
                                                 4,700  Cascade Natural Gas Corp.                                  91,697
                                                22,500  Energen Corp.                                             817,200
                                                 8,700  The Laclede Group, Inc.                                   254,127
                                                11,200  New Jersey Resources Corp.                                469,168
                                                11,300  Northwest Natural Gas Co.                                 386,234
                                                32,800  Piedmont Natural Gas Co.                                  792,448
                                                30,805  Southern Union Co. (d)                                    727,922
                                                 3,000  Southwest Gas Corp.                                        79,200
                                                11,700  South Jersey Industries, Inc.                             340,938
                                                44,800  UGI Corp.                                                 922,880
                                                                                                             ------------
                                                                                                                5,750,326
-------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2005

                                                Shares
Industry                                          Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 5.4%         26,200  American Medical Systems Holdings, Inc. (d)          $    467,146
                                                 5,600  Analogic Corp.                                            267,960
                                                 4,200  Animas Corp. (d)                                          101,430
                                                 8,900  Arthrocare Corp. (d)                                      375,046
                                                 2,400  Biosite, Inc. (d)                                         135,096
                                                12,100  Conmed Corp. (d)                                          286,286
                                                18,079  Cooper Cos., Inc.                                         927,453
                                                 7,700  Cyberonics, Inc. (d)                                      248,710
                                                 7,600  DJ Orthopedics, Inc. (d)                                  209,608
                                                 3,300  Datascope Corp.                                           109,065
                                                10,700  Diagnostic Products Corp.                                 519,485
                                                 7,200  Dionex Corp. (d)                                          353,376
                                                 7,200  Greatbatch, Inc. (d)                                      187,272
                                                 9,600  Haemonetics Corp. (d)                                     469,056
                                                18,200  Hologic, Inc. (d)                                         690,144
                                                 5,700  ICU Medical, Inc. (d)                                     223,497
                                                13,100  Idexx Laboratories, Inc. (d)                              942,938
                                                28,850  Immucor, Inc. (d)                                         673,936
                                                 8,925  Intermagnetics General Corp. (d)                          284,707
                                                13,000  Invacare Corp.                                            409,370
                                                 7,600  Laserscope (d)                                            170,696
                                                14,600  Mentor Corp.                                              672,768
                                                28,500  Merit Medical Systems, Inc. (d)                           345,990
                                                 8,459  PolyMedica Corp.                                          283,123
                                                 8,000  Possis Medical, Inc. (d)                                   79,600
                                                29,000  Resmed, Inc. (d)                                        1,110,990
                                                25,200  Respironics, Inc. (d)                                     934,164
                                                15,200  Sybron Dental Specialties, Inc. (d)                       605,112
                                                19,500  Theragenics Corp. (d)                                      58,890
                                                13,000  Viasys Healthcare, Inc. (d)                               334,100
                                                 1,000  Vital Signs, Inc.                                          42,820
                                                                                                             ------------
                                                                                                               12,519,834
-------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 4.8%         24,500  AMERIGROUP Corp. (d)                                      476,770
                                                 2,600    Amedisys, Inc. (d)                                      109,824
                                                 6,300  American Healthways, Inc. (d)                             285,075
                                                12,150  Amsurg Corp. (d)                                          277,749
                                                21,200  Beverly Enterprises, Inc. (d)                             247,404
                                                26,900  Centene Corp. (d)                                         707,201
                                                 9,600  Cerner Corp. (d)                                          872,736
                                                 9,600  Chemed Corp.                                              476,928
                                                 5,800  Cross Country Healthcare, Inc. (d)                        103,124
                                                 3,900  CryoLife, Inc. (d)                                         13,026
                                                29,600  Dendrite International, Inc. (d)                          426,536
                                                 6,900  Gentiva Health Services, Inc. (d)                         101,706
                                                27,300  Hooper Holmes, Inc.                                        69,615
                                                14,800  IDX Systems Corp. (d)                                     650,016
                                                 7,700  LCA-Vision, Inc.                                          365,827
                                                    17  LifePoint Hospitals, Inc. (d)                                 638
                                                15,000  NDCHealth Corp.                                           288,450
                                                16,750  Odyssey HealthCare, Inc. (d)                              312,220
                                                16,300  Owens & Minor, Inc.                                       448,739
                                                10,900  Pediatrix Medical Group, Inc. (d)                         965,413
                                                27,400  Pharmaceutical Product Development, Inc.                1,697,430

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2005

                                                Shares
Industry                                          Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------
                                                 6,900  RehabCare Group, Inc. (d)                            $    139,380
                                                18,100  Renal Care Group, Inc. (d)                                856,311
                                                 6,500  SFBC International, Inc. (d)                              104,065
                                                 6,600  Sierra Health Services, Inc. (d)                          527,736
                                                12,900  Sunrise Senior Living, Inc. (d)                           434,859
                                                 8,800  United Surgical Partners International, Inc. (d)          282,920
                                                                                                             ------------
                                                                                                               11,241,698
-------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.0%            12,800  Aztar Corp. (d)                                           388,992
                                                 9,500  Bally Total Fitness Holding Corp. (d)                      59,660
                                                16,100  CEC Entertainment, Inc. (d)                               548,044
                                                 5,100  Dave & Buster's, Inc. (d)                                  89,811
                                                 8,300  IHOP Corp.                                                389,353
                                                16,200  Jack in the Box, Inc. (d)                                 565,866
                                                13,680  La Quinta Corp. (d)                                       152,395
                                                 6,700  Landry's Restaurants, Inc.                                178,957
                                                 7,400  Lone Star Steakhouse & Saloon, Inc.                       175,676
                                                 7,200  Marcus Corp.                                              169,200
                                                11,000  Multimedia Games, Inc. (d)                                101,750
                                                 9,600  PF Chang's China Bistro, Inc. (d)                         476,448
                                                18,500  Panera Bread Co. Class A (d)                            1,215,080
                                                 5,000  Papa John's International, Inc. (d)                       296,550
                                                14,800  Pinnacle Entertainment, Inc. (d)                          365,708
                                                15,850  Rare Hospitality International, Inc. (d)                  481,682
                                                 6,800  Red Robin Gourmet Burgers, Inc. (d)                       346,528
                                                12,750  Shuffle Master, Inc. (d)                                  320,535
                                                17,300  Sonic Corp. (d)                                           510,350
                                                11,400  The Steak n Shake Co. (d)                                 193,230
                                                                                                             ------------
                                                                                                                7,025,815
-------------------------------------------------------------------------------------------------------------------------
Household Durables - 2.3%                        5,600  Bassett Furniture Industries, Inc.                        103,600
                                                16,200  Champion Enterprises, Inc. (d)                            220,644
                                                10,200  Ethan Allen Interiors, Inc.                               372,606
                                                   100  Fedders Corp.                                                 172
                                                15,200  Interface, Inc. Class A (d)                               124,944
                                                 8,800  Lenox Group, Inc. (d)                                     116,512
                                                 4,200  M/I Homes, Inc.                                           170,604
                                                13,948  MDC Holdings, Inc.                                        864,497
                                                 9,900  Meritage Homes Corp. (d)                                  622,908
                                                 2,271  NVR, Inc. (d)                                           1,594,242
                                                 2,900  Russ Berrie & Co., Inc.                                    33,118
                                                 1,400  Skyline Corp.                                              50,960
                                                29,300  Standard-Pacific Corp.                                  1,078,240
                                                                                                             ------------
                                                                                                                5,353,047
-------------------------------------------------------------------------------------------------------------------------
Household Products - 0.3%                       28,800  Spectrum Brands, Inc. (d)                                 584,928
                                                 4,800  WD-40 Co.                                                 126,048
                                                                                                             ------------
                                                                                                                  710,976
-------------------------------------------------------------------------------------------------------------------------
IT Services - 2.2%                               3,500  Anteon International Corp. (d)                            190,225
                                                19,100  CACI International, Inc. Class A (d)                    1,095,958
                                                22,000  Carreker Corp. (d)                                        109,780
                                                22,500  Ciber, Inc. (d)                                           148,500
                                                16,300  eFunds Corp. (d)                                          382,072
                                                10,000  Gevity HR, Inc.                                           257,200

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2005

                                                Shares
Industry                                          Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------
                                                36,900  Global Payments, Inc.                                $  1,719,909
                                                 7,300  Intrado, Inc. (d)                                         168,046
                                                 6,400  iPayment, Inc. (d)                                        265,728
                                                19,700  Keane, Inc. (d)                                           216,897
                                                 7,800  MAXIMUS, Inc.                                             286,182
                                                 5,700  Mantech International Corp. Class A (d)                   158,802
                                                 7,200  Pegasus Solutions, Inc. (d)                                64,584
                                                                                                             ------------
                                                                                                                5,063,883
-------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%                  4,500  Standex International Corp.                               124,920
                                                 7,400  Tredegar Corp.                                             95,386
                                                                                                             ------------
                                                                                                                  220,306
-------------------------------------------------------------------------------------------------------------------------
Insurance - 2.3%                                10,300  Delphi Financial Group Class A                            473,903
                                                 5,400  Hilb Rogal & Hobbs Co.                                    207,954
                                                 6,800  Infinity Property & Casualty Corp.                        253,028
                                                 2,400  LandAmerica Financial Group, Inc.                         149,760
                                                 4,200  Philadelphia Consolidated Holding Co. (d)                 406,098
                                                 5,600  Presidential Life Corp.                                   106,624
                                                14,000  ProAssurance Corp. (d)                                    680,960
                                                 7,600  RLI Corp.                                                 379,012
                                                 3,400  Selective Insurance Group                                 180,540
                                                 6,300  Stewart Information Services Corp.                        306,621
                                                34,900  UICI                                                    1,239,299
                                                 5,700  United Fire & Casualty Co.                                230,451
                                                15,150  Zenith National Insurance Corp.                           698,718
                                                                                                             ------------
                                                                                                                5,312,968
-------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%                 3,800  Insight Enterprises, Inc. (d)                              74,518
                                                 6,400  The J. Jill Group, Inc. (d)                               121,792
                                                 5,000  Provide Commerce, Inc. (d)                                165,550
                                                                                                             ------------
                                                                                                                  361,860
-------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.8%             12,500  Digital Insight Corp. (d)                                 400,250
                                                 9,800  Infospace, Inc. (d)                                       253,036
                                                 9,100  j2 Global Communications, Inc. (d)                        388,934
                                                11,900  MIVA, Inc. (d)                                             58,905
                                                14,300  WebEx Communications, Inc. (d)                            309,309
                                                 5,500  Websense, Inc. (d)                                        361,020
                                                                                                             ------------
                                                                                                                1,771,454
-------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 1.4%             12,400  Arctic Cat, Inc.                                          248,744
                                                11,000  Jakks Pacific, Inc. (d)                                   230,340
                                                23,400  K2, Inc. (d)                                              236,574
                                                 6,500  MarineMax, Inc. (d)                                       205,205
                                                 7,200  Meade Instruments Corp. (d)                                19,656
                                                11,500  Nautilus, Inc.                                            214,590
                                                25,400  Polaris Industries, Inc.                                1,275,080
                                                23,300  SCP Pool Corp.                                            867,226
                                                                                                             ------------
                                                                                                                3,297,415
-------------------------------------------------------------------------------------------------------------------------
Machinery - 4.2%                                 5,500  ASV, Inc. (d)                                             137,390
                                                11,600  Albany International Corp. Class A                        419,456
                                                 5,500  Astec Industries, Inc. (d)                                179,630
                                                19,800  Briggs & Stratton Corp.                                   768,042
                                                19,400  Clarcor, Inc.                                             576,374
                                                17,800  EnPro Industries, Inc. (d)                                479,710

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2005

                                                Shares
Industry                                          Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------
                                                11,900  Gardner Denver, Inc. (d)                             $    586,670
                                                20,900  IDEX Corp.                                                859,199
                                                20,900  JLG Industries, Inc.                                      954,294
                                                 9,700  Kaydon Corp.                                              311,758
                                                 2,700  Lindsay Manufacturing Co.                                  51,921
                                                 6,300  Lydall, Inc. (d)                                           51,345
                                                11,300  Manitowoc Co.                                             567,486
                                                28,600  Mueller Industries, Inc.                                  784,212
                                                30,800  Oshkosh Truck Corp.                                     1,373,372
                                                 9,500  Robbins & Myers, Inc.                                     193,325
                                                14,200  Stewart & Stevenson Services Inc.                         300,046
                                                18,000  Toro Co.                                                  787,860
                                                12,000  Valmont Industries, Inc.                                  401,520
                                                   700  Wabash National Corp.                                      13,335
                                                                                                             ------------
                                                                                                                9,796,945
-------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                                    9,300  Kirby Corp. (d)                                           485,181
-------------------------------------------------------------------------------------------------------------------------
Media - 0.4%                                     3,100  4Kids Entertainment, Inc. (d)                              48,639
                                                11,050  Advo, Inc.                                                311,389
                                                11,700  Arbitron, Inc.                                            444,366
                                                   300  CCE Spinco, Inc.                                            3,930
                                                 3,500  Liberty Corp.                                             163,835
                                                                                                             ------------
                                                                                                                  972,159
-------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.4%                           3,990  AM Castle & Co. (d)                                        87,142
                                                 9,000  AMCOL International Corp.                                 184,680
                                                11,389  Aleris International, Inc. (d)                            367,181
                                                 8,900  Carpenter Technology Corp.                                627,183
                                                 9,400  Century Aluminum Co. (d)                                  246,374
                                                 7,900  Chaparral Steel Co. (d)                                   238,975
                                                 9,000  Cleveland-Cliffs, Inc.                                    797,130
                                                33,000  Commercial Metals Co.                                   1,238,820
                                                10,350  Quanex Corp.                                              517,190
                                                 8,200  RTI International Metals, Inc. (d)                        311,190
                                                11,300  Reliance Steel & Aluminum Co.                             690,656
                                                 8,600  Ryerson, Inc.                                             209,152
                                                                                                             ------------
                                                                                                                5,515,673
-------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.2%                          17,200  Avista Corp.                                              304,612
                                                 2,300  CH Energy Group, Inc.                                     105,570
                                                                                                             ------------
                                                                                                                  410,182
-------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                         21,200  Fred's, Inc.                                              344,924
-------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 3.6%              20,100  Cabot Oil & Gas Corp. Class A                             906,510
                                                24,099  Cimarex Energy Co.                                      1,036,498
                                                23,000  Frontier Oil Corp.                                        863,190
                                                32,100  Massey Energy Co.                                       1,215,627
                                                 6,600  Penn Virginia Corp.                                       378,840
                                                14,300  Petroleum Development Corp. (d)                           476,762
                                                 8,000  Remington Oil & Gas Corp. (d)                             292,000
                                                21,400  St. Mary Land & Exploration Co.                           787,734
                                                11,100  Stone Energy Corp. (d)                                    505,383
                                                11,700  Swift Energy Co. (d)                                      527,319
                                                23,500  Vintage Petroleum, Inc.                                 1,253,255
                                                 3,500  World Fuel Services Corp.                                 118,020
                                                                                                             ------------
                                                                                                                8,361,138
-------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2005

                                                Shares
Industry                                          Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%                     600  Buckeye Technologies, Inc. (d)                       $      4,830
                                                 3,700  Deltic Timber Corp.                                       191,882
                                                 1,200  Pope & Talbot, Inc.                                         9,996
                                                 6,100  Schweitzer-Mauduit International, Inc.                    151,158
                                                16,600  Wausau Paper Corp.                                        196,710
                                                                                                             ------------
                                                                                                                  554,576
-------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.3%                        20,900  NBTY, Inc. (d)                                            339,625
                                                25,500  Playtex Products, Inc. (d)                                348,585
                                                 3,400  USANA Health Sciences, Inc. (d)                           130,424
                                                                                                             ------------
                                                                                                                  818,634
-------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.9%                          17,100  Alpharma, Inc. Class A                                    487,521
                                                 3,200  Bradley Pharmaceuticals, Inc. (d)                          30,400
                                                 4,100  CNS, Inc.                                                  89,831
                                                11,600  Connetics Corp. (d)                                       167,620
                                                20,000  Impax Laboratories, Inc. (d)                              214,000
                                                21,300  MGI Pharma, Inc. (d)                                      365,508
                                                23,600  Medicis Pharmaceutical Corp. Class A                      756,380
                                                                                                             ------------
                                                                                                                2,111,260
-------------------------------------------------------------------------------------------------------------------------
Real Estate - 2.8%                               7,800  AMLI Residential Properties Trust                         296,790
                                                 5,800  Arden Realty, Inc.                                        260,014
                                                 5,200  Centerpoint Properties Trust                              257,296
                                                17,000  Colonial Properties Trust                                 713,660
                                                 4,100  Commercial Net Lease Realty                                83,517
                                                 1,100  Eastgroup Properties Inc.                                  49,676
                                                 9,400  Entertainment Properties Trust                            383,050
                                                 9,300  Essex Property Trust, Inc.                                857,460
                                                10,900  Kilroy Realty Corp.                                       674,710
                                                18,400  Lexington Corporate Properties Trust                      391,920
                                                23,022  New Century Financial Corp.                               830,404
                                                 2,900  Parkway Properties, Inc.                                  116,406
                                                20,200  Shurgard Storage Centers, Inc.                          1,145,542
                                                 5,500  Sovran Self Storage, Inc.                                 258,335
                                                 7,300  The Town & Country Trust                                  246,813
                                                                                                             ------------
                                                                                                                6,565,593
-------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.1%                               8,900  Arkansas Best Corp.                                       388,752
                                                19,500  Heartland Express, Inc.                                   395,655
                                                27,700  Kansas City Southern (d)                                  676,711
                                                 6,075  Knight Transportation, Inc.                               125,935
                                                25,300  Landstar System, Inc.                                   1,056,022
                                                                                                             ------------
                                                                                                                2,643,075
-------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                  15,500  ATMI, Inc. (d)                                            433,535
Equipment - 2.6%                                 6,900  Actel Corp. (d)                                            87,837
                                                 8,800  Advanced Energy Industries, Inc. (d)                      104,104
                                                41,200  Axcelis Technologies, Inc. (d)                            196,524
                                                27,014  Brooks Automation, Inc. (d)                               338,485
                                                13,300  Cymer, Inc. (d)                                           472,283
                                                 9,500  DSP Group, Inc. (d)                                       238,070
                                                 3,800  ESS Technology, Inc. (d)                                   13,034
                                                14,400  Exar Corp. (d)                                            180,288

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2005

                                                Shares
Industry                                          Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------
                                                11,100  FEI Co. (d)                                          $    212,787
                                                22,700  Kopin Corp. (d)                                           121,445
                                                16,900  Kulicke & Soffa Industries, Inc. (d)                      149,396
                                                24,000  Microsemi Corp. (d)                                       663,840
                                                11,300  Pericom Semiconductor Corp. (d)                            90,061
                                                17,000  Photronics, Inc. (d)                                      256,020
                                                27,200  Power Integrations, Inc. (d)                              647,632
                                                24,600  Skyworks Solutions, Inc. (d)                              125,214
                                                13,600  Standard Microsystems Corp. (d)                           390,184
                                                10,600  Supertex, Inc. (d)                                        469,050
                                                 7,800  Ultratech, Inc. (d)                                       128,076
                                                14,100  Varian Semiconductor Equipment Associates, Inc. (d)       619,413
                                                10,900  Veeco Instruments, Inc. (d)                               188,897
                                                                                                             ------------
                                                                                                                6,126,175
-------------------------------------------------------------------------------------------------------------------------
Software - 4.1%                                  9,400  Altiris, Inc. (d)                                         158,766
                                                11,900  Ansys, Inc. (d)                                           508,011
                                                12,300  Captaris, Inc. (d)                                         45,387
                                                11,797  Captiva Software Corp (d)                                 262,483
                                                 5,600  EPIQ Systems, Inc. (d)                                    103,824
                                                13,700  Factset Research Systems, Inc.                            563,892
                                                15,100  Filenet Corp. (d)                                         390,335
                                                24,300  Hyperion Solutions Corp. (d)                              870,426
                                                16,030  Internet Security Systems Inc. (d)                        335,829
                                                 9,400  JDA Software Group, Inc. (d)                              159,894
                                                12,300  Kronos, Inc. (d)                                          514,878
                                                11,500  MRO Software, Inc. (d)                                    161,460
                                                23,800  Manhattan Associates, Inc. (d)                            487,424
                                                 8,500  Mapinfo Corp. (d)                                         107,185
                                                 2,600  Micromuse, Inc. (d)                                        25,714
                                                14,600  Micros Systems, Inc. (d)                                  705,472
                                                 7,200  Midway Games, Inc. (d)                                    136,584
                                                18,800  Napster Inc. (d)                                           66,176
                                                 9,400  Open Solutions, Inc. (d)                                  215,448
                                                 4,400  Phoenix Technologies Ltd. (d)                              27,544
                                                14,400  Progress Software Corp. (d)                               408,672
                                                 3,100  Quality Systems, Inc.                                     237,956
                                                 9,300  Radiant Systems, Inc. (d)                                 113,088
                                                12,400  Secure Computing Corp. (d)                                152,024
                                                30,300  Serena Software, Inc. (d)                                 710,232
                                                12,000  Siebel Systems, Inc.                                      126,960
                                                 7,600  Sonic Solutions, Inc. (d)                                 114,836
                                                38,600  THQ, Inc. (d)                                             920,610
                                                28,250  Take-Two Interactive Software, Inc. (d)                   500,025
                                                 7,800  Talx Corp.                                                356,538
                                                                                                             ------------
                                                                                                                9,487,673
-------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.4%                         15,800  Aaron Rents, Inc.                                         333,064
                                                 5,500  Burlington Coat Factory Warehouse Corp.                   221,155
                                                29,150  The Cato Corp. Class A                                    625,267
                                                 8,800  The Children's Place Retail Stores, Inc. (d)              434,896
                                                12,350  Christopher & Banks Corp.                                 231,933
                                                 7,200  Cost Plus, Inc. (d)                                       123,480
                                                 7,300  Dress Barn, Inc. (d)                                      281,853

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2005

                                                Shares
Industry                                          Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------
                                                18,100  The Finish Line, Inc. Class A                        $    315,302
                                                16,300  Genesco, Inc. (d)                                         632,277
                                                 8,700  Group 1 Automotive, Inc. (d)                              273,441
                                                15,400  Guitar Center, Inc. (d)                                   770,154
                                                12,900  Gymboree Corp. (d)                                        301,860
                                                 3,400  HOT Topic, Inc. (d)                                        48,450
                                                20,000  Haverty Furniture Cos., Inc.                              257,800
                                                14,850  Hibbett Sporting Goods, Inc. (d)                          422,928
                                                 9,570  Jo-Ann Stores, Inc. (d)                                   112,926
                                                 4,600  Jos. A. Bank Clothiers, Inc. (d)                          199,686
                                                20,500  Linens 'N Things, Inc. (d)                                545,300
                                                23,300  Men's Wearhouse, Inc. (d)                                 685,952
                                                10,400  Movie Gallery, Inc.                                        58,344
                                                19,200  PEP Boys-Manny, Moe & Jack                                285,888
                                                 4,400  Select Comfort Corp. (d)                                  120,340
                                                26,500  Sonic Automotive, Inc.                                    590,420
                                                11,250  Stage Stores, Inc.                                        335,025
                                                22,300  Stein Mart, Inc.                                          404,745
                                                14,100  Too, Inc. (d)                                             397,761
                                                12,700  Tractor Supply Co. (d)                                    672,338
                                                17,800  Zale Corp. (d)                                            447,670
                                                                                                             ------------
                                                                                                               10,130,255
-------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 2.0%         19,100  Ashworth, Inc. (d)                                        161,395
                                                 7,500  Brown Shoe Co., Inc.                                      318,225
                                                 7,700  Fossil, Inc. (d)                                          165,627
                                                12,900  K-Swiss, Inc. Class A                                     418,476
                                                 9,300  Kellwood Co.                                              222,084
                                                 4,800  Oxford Industries, Inc.                                   262,560
                                                25,100  Phillips-Van Heusen Corp.                                 813,240
                                                70,800  Quiksilver, Inc. (d)                                      979,872
                                                 6,300  Reebok International Ltd.                                 366,849
                                                13,600  Russell Corp.                                             183,056
                                                10,700  Stride Rite Corp.                                         145,092
                                                23,550  Wolverine World Wide, Inc.                                528,933
                                                                                                             ------------
                                                                                                                4,565,409
-------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.5%                5,900  Anchor Bancorp Wisconsin, Inc.                            179,006
                                                14,800  BankAtlantic Bancorp, Inc. Class A                        207,200
                                                 7,300  Dime Community Bancshares, Inc.                           106,653
                                                 9,000  Downey Financial Corp.                                    615,510
                                                 9,300  Fidelity Bankshares, Inc.                                 304,110
                                                 5,800  FirstFed Financial Corp. (d)                              316,216
                                                14,300  Flagstar Bancorp, Inc.                                    205,920
                                                 9,500  Franklin Bank Corp. (d)                                   170,905
                                                26,900  Fremont General Corp.                                     624,887
                                                 5,200  Independence Community Bank Corp.                         206,596
                                                10,600  MAF Bancorp, Inc.                                         438,628
                                                                                                             ------------
                                                                                                                3,375,631
-------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                  35,400  Alliance One International, Inc.                          138,060
-------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.9%         11,850  Applied Industrial Technologies, Inc.                     399,226
                                                17,700  Hughes Supply, Inc.                                       634,545
                                                 1,800  Lawson Products, Inc.                                      67,932
                                                15,900  Watsco, Inc.                                              950,979
                                                                                                             ------------
                                                                                                                2,052,682
-------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2005

                                                Shares
Industry                                          Held  Common Stocks                                           Value
-------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.1%                           6,900  American States Water Co.                            $    212,520
-------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.1%      13,620  Alamosa Holdings, Inc. (d)                                253,468
-------------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks
                                                        (Cost - $162,486,149) - 89.4%                         207,533,976
-------------------------------------------------------------------------------------------------------------------------

                                                        Exchange -Traded Funds
-------------------------------------------------------------------------------------------------------------------------
                                                27,405  iShares S&P SmallCap 600 Index Fund                     1,583,187
-------------------------------------------------------------------------------------------------------------------------
                                                        Total Exchange-Traded Funds
                                                        (Cost - $1,509,717) - 0.7%                              1,583,187
-------------------------------------------------------------------------------------------------------------------------

                                                  Face
                                                Amount  Fixed Income Securities
-------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.1%  $   250,000  Flir Systems, Inc., 3% due 6/01/2023 (a)                  293,437
-------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                               300,000  LandAmerica Financial Group, Inc., 3.25%
                                                        due 5/15/2034 (a)(b)                                      377,625
                                               650,000  Selective Insurance Group, 1.616% due 9/24/2032 (a)       451,750
                                                                                                             ------------
                                                                                                                  829,375
-------------------------------------------------------------------------------------------------------------------------
                                                        Total Fixed Income Securities
                                                        (Cost - $1,037,334) - 0.5%                              1,122,812
=========================================================================================================================

                                            Beneficial
                                              Interest  Short-Term Securities
-------------------------------------------------------------------------------------------------------------------------
                                           $21,829,891  Merrill Lynch Liquidity Series,
                                                        LLC Cash Sweep Series I (c)                            21,829,891
-------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities
                                                        (Cost - $21,829,891) - 9.4%                            21,829,891
-------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments (Cost - $186,863,091*) - 100.0%     232,069,866

                                                        Other Assets Less Liabilities - 0.0%                      111,448
                                                                                                             ------------
                                                        Net Assets - 100.0%                                  $232,181,314
                                                                                                             ============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 187,344,521
                                                                  =============
      Gross unrealized appreciation                               $  48,535,068
      Gross unrealized depreciation                                  (3,809,723)
                                                                  -------------
      Net unrealized appreciation                                 $  44,725,345
                                                                  =============

(a)   Convertible security.
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------
                                                                           Net            Interest
      Affiliate                                                          Activity          Income
      ---------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series LLC, Cash Sweep Series I           $17,091,955     $   224,700
      ---------------------------------------------------------------------------------------------

(d)   Non-income producing security.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2005

o Financial futures contracts purchased as of December 31, 2005 were as follows:

      Number of                               Expiration                            Unrealized
      Contracts           Issue                  Date           Face Value         Depreciation
      -----------------------------------------------------------------------------------------
         89         Russell 2000 Index        March 2006       $ 30,693,100        $ (508,750)
      -----------------------------------------------------------------------------------------

                                                                     Percent of
                                                                        Total
      Sector Representation (unaudited)                              Investments
      --------------------------------------------------------------------------
      Industrials                                                         16.3%
      Information Technology                                              15.8
      Consumer Discretionary                                              14.7
      Financial Services                                                  12.6
      Health Care                                                         11.6
      Energy                                                               6.9
      Materials                                                            5.4
      Utilities                                                            3.4
      Consumer Staples                                                     3.0
      Telecommunication Services                                           0.2
      Other**                                                             10.1
      --------------------------------------------------------------------------
** Includes portfolio holdings in short-term investments and exchange-traded funds.

      For Series compliance purposes, the Series' sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

                                                Master Enhanced Small Cap Series

                  As of December 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
Assets:           Investments in unaffiliated securities, at value (identified cost-$165,033,200)                    $ 210,239,975
                  Investments in affiliated securities, at value (identified cost-$21,829,891) ..                       21,829,891
                  Cash ..........................................................................                          500,954
                  Cash on deposit for financial futures contracts ...............................                        1,228,500
                  Receivables:
                           Securities sold ......................................................   $   214,781
                           Dividends ............................................................       206,816
                           Contributions ........................................................        11,634
                           Interest .............................................................         4,700            437,931
                                                                                                    -----------
                  Prepaid expenses ..............................................................                              580
                                                                                                                     -------------
                  Total assets ..................................................................                      234,237,831
                                                                                                                     -------------
----------------------------------------------------------------------------------------------------------------------------------
Liabilities:      Payables:
                         Securities purchased ...................................................     1,786,427
                         Withdrawals ............................................................       164,064
                         Variation margin .......................................................        82,200
                         Other affiliates .......................................................         2,398
                         Investment adviser .....................................................         1,811          2,036,900
                                                                                                    -----------
                  Accrued expenses ..............................................................                           19,617
                                                                                                                     -------------
                  Total liabilities .............................................................                        2,056,517
                                                                                                                     -------------
----------------------------------------------------------------------------------------------------------------------------------
Net Assets:       Net assets ....................................................................                    $ 232,181,314
                                                                                                                     =============
----------------------------------------------------------------------------------------------------------------------------------
Net Assets        Investors' capital ............................................................                    $ 187,483,289
Consist of:       Unrealized appreciation-net ...................................................                       44,698,025
                                                                                                                     -------------
                  Net assets ....................................................................                    $ 232,181,314
                                                                                                                     =============
----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                                                Master Enhanced Small Cap Series

                           For the Year Ended December 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
Investment                 Dividends (net of $819 foreign withholding tax) ......................                      $  2,315,017
Income:                    Interest (including $224,700 from affiliates) ........................                           266,749
                                                                                                                       ------------
                           Total income .........................................................                         2,581,766
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:                  Professional fees ....................................................   $     46,989
                           Custodian fees .......................................................         36,679
                           Accounting services ..................................................         33,375
                           Investment advisory fees .............................................         22,082
                           Printing and shareholder reports .....................................          7,478
                           Trustees' fees and expenses ..........................................          2,638
                           Pricing fees .........................................................            512
                           Other ................................................................          8,684
                                                                                                    ------------
                           Total expenses .......................................................                           158,437
                                                                                                                       ------------
                           Investment income-net ................................................                         2,423,329
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Realized &                 Realized gain on:
Unrealized Gain (Loss)         Investment-net ...................................................     21,209,589
-Net:                          Futures contracts-net ............................................        727,994         21,937,583
                                                                                                    ------------
                           Change in unrealized appreciation/depreciation on:
                               Investment-net ...................................................     (7,748,588)
                               Futures contracts-net ............................................       (603,525)        (8,352,113)
                                                                                                    -------------------------------
                           Total realized and unrealized gain-net ...............................                        13,585,470
                                                                                                                       ------------
                           Net Increase in Net Assets Resulting from Operations .................                      $ 16,008,799
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS             Master Enhanced Small Cap Series

                                                                                                              For the
                                                                                                            Year Ended
                                                                                                           December 31,
                                                                                               ----------------------------------
                   Increase (Decrease) in Net Assets:                                                2005                 2004
---------------------------------------------------------------------------------------------------------------------------------
Operations:        Investment income-net ..................................................    $   2,423,329        $   2,004,477
                   Realized gain-net ......................................................       21,937,583           19,882,086
                   Change in unrealized appreciation/depreciation-net .....................       (8,352,113)          17,687,606
                                                                                               -------------        -------------
                   Net increase in net assets resulting from operations ...................       16,008,799           39,574,169
                                                                                               -------------        -------------
---------------------------------------------------------------------------------------------------------------------------------
Net Capital        Proceeds from contributions ............................................       39,523,028           52,144,887
Transactions:      Fair value of withdrawals ..............................................      (45,115,732)         (36,970,871)
                                                                                               -------------        -------------
                   Net increase (decrease) in net assets derived from capital transactions        (5,592,704)          15,174,016
                                                                                               -------------        -------------
---------------------------------------------------------------------------------------------------------------------------------
Net Assets:        Total increase in net assets ...........................................       10,416,095           54,748,185
                   Beginning of year ......................................................      221,765,219          167,017,034
                                                                                               -------------        -------------
                   End of year ............................................................    $ 232,181,314        $ 221,765,219
                                                                                               =============        =============
---------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                                Master Enhanced Small Cap Series
FINANCIAL HIGHLIGHTS

                                                                                       For the
                                                                                      Year Ended                    For the Period
                      The following ratios have                                      December 31,                 December 10, 2002+
                      been derived from information provided          ----------------------------------------      to December 31,
                      in the financial statements.                       2005            2004           2003             2002
------------------------------------------------------------------------------------------------------------------------------------
Total Investment
Return:               Total investment return ...................          7.45%          22.50%         40.06%           (1.90%)++
                                                                      =========       =========       ========        =========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to             Expenses ..................................            07%             07%           .11%             .06% *
Average Net                                                           =========       =========       ========        =========
Assets:               Investment income-net .....................          1.10%           1.07%           .80%            1.33% *
                                                                      =========       =========       ========        =========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental          Net assets, end of period (in thousands) ..     $ 232,181       $ 221,765       $167,017        $ 118,808
Data:                                                                 =========       =========       ========        =========
                      Portfolio turnover ........................        120.53%         111.89%         88.79%            9.91%
                                                                      =========       =========       ========        =========
------------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Master Enhanced Small Cap Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced Small Cap Series (the "Series"), a non-diversified investment company, is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series' are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

Master Enhanced Small Cap Series

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies both to increase the return of the portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Series amortizes all premiums and discounts on debt securities.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.

For the year ended December 31, 2005, the Series reimbursed FAM $4,967 for certain accounting services.

Master Enhanced Small Cap Series

NOTES TO FINANCIAL STATEMENTS (concluded)

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of FAM, received $1,952 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2005.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2005 were $259,154,030 and $279,003,078, respectively.

4. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2005. On November 23, 2005 the credit agreement was renewed for one year under substantially the same terms.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced Small Cap Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced Small Cap Series of the Quantitative Master Series Trust as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 24, 2006

Officers and Trustees

                                                                                                       Number of
                                                                                                     Portfolios in    Other Public
                            Position(s)   Length                                                     Fund Complex     Directorships
                             Held with    Of Time                                                     Overseen by        Held by
   Name      Address & Age    Trust       Served      Principal Occupation(s) During Past 5 Years       Trustee          Trustee
====================================================================================================================================
Interested Trustees
====================================================================================================================================
Robert C.   P.O. Box 9011  President    2005 to    President of the MLIM/FAM-advised funds since    131 Funds       None
Doll, Jr.*  Princeton, NJ  and Trustee  present    2005; President of MLIM and FAM since 2001;      177 Portfolios
            08543-9011                             Co-Head (Americas Region) thereof from 2000 to
            Age: 51                                2001 and Senior Vice President from 1999 to
                                                   2001; President and Director of Princeton
                                                   Services, Inc. ("Princeton Services" since
                                                   2001; President of Princeton Administrators,
                                                   L.P. ("Princeton Administrators") since 2001;
                                                   Chief Investment Officer of Oppenheimer-Funds,
                                                   Inc. in 1999 and Executive Vice President
                                                   thereof from 1991 to 1999.

            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  MLIM or FAM act as an investment adviser. Mr. Doll is an "interested person," as described in the Investment
                  Company Act, of the Fund based on his current positions with MLIM, FAM, Princeton Services and Princeton
                  Administrators. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Doll serves at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Trustee      2002 to    General Partner of The Burton Partnership,       23 Funds        Knology, Inc.,
Burton      Princeton, NJ               present    Limited partnership (an Investment Partnership)  42 Portfolios   (telecommuni-
            08543-9095                             since 1979; Managing General Partner of The                      cations)
            Age: 61                                South Atlantic Venture Funds, since 1983;                        Symbion, Inc.
                                                   Member of the Investment Advisory Council of                     (healthcare)
                                                   the Florida State Board of Administration since
                                                   2001.
------------------------------------------------------------------------------------------------------------------------------------
Laurie      P.O. Box 9095  Trustee      2000 to    Professor of Finance and Economics, Graduate     23 Funds        None
Simon       Princeton, NJ               present    School of Business, Columbia University since    42 Portfolios
Hodrick     08543-9095                             1998.
            Age: 43

------------------------------------------------------------------------------------------------------------------------------------
John        P.O. Box 9095  Trustee      2005 to    President and Chief Executive Officer of         23 Funds        ABIOMED (medical
Francis     Princeton, NJ               present    Allmerica Financial Corporation (financial       42 Portfolios   device
O'Brien     08543-9095                             services holding company) from 1995 to 2002 and                  manufacturer),
            Age: 62                                Director from 1995 to 2003; President of                         Cabot
                                                   Allmerica Investment Management Co., Inc.                        Corporation
                                                   (investment adviser) from 1989 to 2002;                          (chemicals), LKQ
                                                   Director from 1989 to 2002 and Chairman of the                   Corporation
                                                   Board from 1989 to 1990; President, Chief                        (auto parts
                                                   Executive Officer and Director of First                          manufacturing)
                                                   Allmerica Financial Life Insurance Company from                  and TJX
                                                   1989 to 2002 and Director of various other                       Companies, Inc.
                                                   Allmerica Financial companies until 2002;                        (retailer)
                                                   Director since 1989, Member of the Governance
                                                   Nominating Committee since 2004, Member of the
                                                   Compensation Committee of ABIOMED since 1989
                                                   and Member of the Audit Committee of ABIOMED
                                                   from 1990 to 2004; Director and Member of the
                                                   Governance and Nomination Committee of Cabot
                                                   Corporation and Member of the Audit Committee
                                                   since 1990; Director and Member of the Audit
                                                   Committee and Compensation Committee of LKQ
                                                   Corporation since 2003; Lead Director of TJX
                                                   Companies, Inc. since 1999; Trustee of the
                                                   Woods Hole Oceanographic Institute since 2003.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                                                      Portfolios in   Other Public
                            Position(s)   Length                                                      Fund Complex    Directorships
                             Held with    Of Time                                                      Overseen by      Held by
   Name      Address & Age     Trust      Served      Principal Occupation(s) During Past 5 Years        Trustee        Trustee
====================================================================================================================================
Interested Trustees (concluded)
====================================================================================================================================
David H.    P.O. Box 9095  Trustee      2003 to    Consultant with Putnam Investments from 1993 to  23 Funds        None
Walsh       Princeton, NJ               present    2003 and employed in various capacities          42 Portfolios
            08543-9095                             therewith from 1973 to 1992; Director, The
            Age: 64                                National Audubon Society from 1998 to 2005;
                                                   Director, The American Museum of Fly Fishing
                                                   since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Trustee      2000 to    Managing Director of FGW Associates since 1997;  23 Funds        Watson
Weiss       Princeton, NJ               present    Vice President, Planning, Investment and         42 Portfolios   Pharmaceuticals,
            08543-9095                             Development of Warner Lambert Co. from 1979 to                   Inc.
            Age: 64                                1997; Director of Michael J. Fox Foundation for                  (pharmaceutical
                                                   Parkinson's Research since 2000; Director of                     company)
                                                   BTG International, Plc (a global technology
                                                   commercialization company) since 2001.
------------------------------------------------------------------------------------------------------------------------------------
            *     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
====================================================================================================================================
Trust Officers
====================================================================================================================================
Donald C.   P.O. Box 9011  Vice         1997 to    First Vice President of MLIM and FAM since 1997
Burke       Princeton, NJ  President    present    and Treasurer thereof since 1999; Senior Vice
            08543-9011     and          and        President and Treasurer of Princeton Services
            Age: 45        Treasurer    1999 to    since 1999 and Director since 2004; Vice
                                        present    President of FAM Distributors, Inc. ("FAMD")
                                                   since 1999 and Director since 2004; Vice
                                                   President of MLIM and FAM from 1990 to 1997;
                                                   Director of Taxation of MLIM from 1990 to 2001;
                                                   Vice President, Treasurer and Secretary of the
                                                   IQ Funds since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Vincent J.  P.O. Box 9011  Vice         2005 to    Managing Director of MLIM since 2005; Director
Costa       Princeton, NJ  President    present    of MLIM from 1999 to 2005.
            08543-9011
            Age: 43

------------------------------------------------------------------------------------------------------------------------------------
Debra L.    P.O. Box 9011  Vice         2005 to    Director of MLIM since 1999.
Jelilian    Princeton, NJ  President    present
            08543-9011
            Age: 38

------------------------------------------------------------------------------------------------------------------------------------
Jeffrey L.  P.O. Box 9011  Vice         2005 to    Director of MLIM since 2004; Vice President of
Russo       Princeton, NJ  President    present    MLIM from 1994 to 2004.
            08543-9011
            Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O Box 9011   Chief        2004 to    Chief Compliance Officer of the
Hiller      Princeton, NJ  Compliance   present    MLIM/FAM-advised funds and First Vice President
            08534          Officer                 and Chief Compliance Officer of MLIM (Americas
            Age: 54                                Region) since 2004; Chief Compliance Officer of
                                                   the IQ Funds since 2004; Global Director of
                                                   Compliance at Morgan Stanley Investment
                                                   Management from 2002 to 2004; Managing Director
                                                   and Global Director of Compliance at Citigroup
                                                   Asset Management from 2000 to 2002; Chief
                                                   Compliance Officer at Soros Fund Management in
                                                   2000; Chief Compliance Officer at Prudential
                                                   Financial from 1995 to 2000; Senior Counsel in
                                                   the Division of Enforcement in Washington, D.C.
                                                   from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------------------

Officers and Trustees (concluded)

                            Position(s)   Length
                             Held with    Of Time
   Name      Address & Age     Trust      Served      Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Trust Officers (concluded)
====================================================================================================================================
Alice A.    P.O. Box 9011  Secretary    2004 to    Director (Legal Advisory) of MLIM since 2002;
Pellegrino  Princeton, NJ               present    Vice President of MLIM from 1999 to 2002;
            08543-9011                             Attorney associated with MLIM since 1997;
            Age: 45                                Secretary of MLIM, FAM, FAMD and Princeton
                                                   Services since 2004.
------------------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Trust serve at the pleasure of the Board of Trustees.

                  Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional
                  Information, which can be obtained without charge by calling 1-800-637-3863.

------------------------------------------------------------------------------------------------------------------------------------

Custodian

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com; and
(2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) Laurie Simon Hodrick, (3) John F. O'Brien, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick qualifies as a financial expert pursuant to Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2005 - $32,000
                                  Fiscal Year Ending December 31, 2004 - $30,700

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2005 - $5,500
                                  Fiscal Year Ending December 31, 2004 - $5,000

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2005 - $5,577,771
             Fiscal Year Ending December 31, 2004 - $11,926,355

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,227,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced Small Cap Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: February 21, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: February 21, 2006